Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Summary Of Share Option Activity Under The Stock Option Plan
A summary of Elbit Systems’ share option activity under the stock option plan is as follows:

	2015		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	104,126	$46.81	267,600	$48.09	1,385,492	$36.95
Granted	—	—	—	—	21,000	39.60
Exercised	(66,050)	48.68	(148,974)	48.27	(1,094,592)	33.61
Forfeited	(1,500)	38.12	(14,500)	55.42	(44,300)	53.47
Outstanding – end of the year	36,576	$43.77	104,126	$46.81	267,600	$48.09
Options exercisable at the end of the year	23,700	$46.93	61,220	$50.04	190,300	$50.04

Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices
The options outstanding as of December 31, 2015, have been separated into ranges of exercise prices, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$32.99 - $50.74	36,576	1.15	$43.77	23,700	$46.93

Compensation Expenses Before Tax
The expenses before tax were recorded as follows:

	Year ended December 31,
	2015	2014	2013
Cost of revenues	$82	$190	$259
R&D and marketing expenses	20	45	62
General and administration expenses	37	87	119
	$139	$322	$440

Weighted Average Exercise Price And Fair Value Of Options Granted
The weighted average exercise price and fair value of options granted during the years ended December 31, 2015, 2014 and 2013 were:

	Less than market price Year ended December 31,
	2015 (*)	2014 (*)	2013
Weighted average exercise price per share	$—	$—	$39.60
Weighted average fair value per share on grant date	$—	$—	$9.74

(*) During 2015 and 2014 there were no grants.

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2015			Year ended December 31, 2014			Year ended December 31, 2013
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$202,509	42,711	$4.74	$170,980	42,654	$4.01	$183,417	42,139	$4.35

Effect of dilutive securities:
Employee stock options	—	22		—	23		—	156
Diluted net earnings	$202,509	42,733	$4.74	$170,980	42,677	$4.01	$183,417	42,295	$4.34

(*) In thousands